Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Party and Transactions with Parties-in-Interest
The majority of fees paid during 2025 for management and other services rendered by parties-in-interest were paid by the Plan. Fees paid by the Plan during 2025 were $2,438,471. A portion of the investment management fees and operating expenses are returned to the Plan based on revenue sharing arrangements, and are reflected as income. The income credited to the participants and not used to pay Plan expenses in 2025 was $74,423. The Company pays for all other expenses not paid by the Plan.

During 2025 and 2024, certain Plan investments were held by the Plan’s Trustee, Principal Financial Group. As Principal Financial Group is the Trustee and recordkeeper of the Plan, these transactions qualify as exempt party-in-interest transactions.
The Plan invests in the common stock of Stanley Black & Decker, Inc., the Plan's sponsor, as referenced in the Statements of Net Assets Available for Benefits.